Parent Only Financial Information (Details) - Schedule of Condensed Statements of Results of Operations - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (10,923)	¥ (167,076)	¥ (13,058)
Total operating expenses	(10,923)	(167,076)	(13,058)
Loss from operations	(10,923)	(167,076)	(13,058)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(80,934)	(244,039)	(626,570)
Other income:
Interest income (expense), net	(983)	957	2,462
Other income, net	1,730	9,247
Loss before income tax	(91,110)	(400,911)	(637,166)
Net loss	(91,110)	(400,911)	(637,166)
Net loss attributable to ordinary shareholders	¥ (91,110)	¥ (400,911)	¥ (637,166)